PENN SERIES FUNDS, INC.

Supplement dated January 15, 2025

to the Prospectus dated May 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Limited Maturity Bond Fund, Quality Bond Fund and Balanced Fund and each of the Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (collectively, the “LifeStyle Funds” and together with the Limited Maturity Bond Fund, Quality Bond Fund and Balanced Fund, the “Funds”)

Effective January 9, 2025, Scott Ellis replaced Zhiwei Ren as a portfolio manager of the Funds.

As a result of the foregoing, effective immediately, the information in the Prospectus under the heading entitled “Portfolio Managers” in the “Fund Summary” section for the Limited Maturity Bond Fund and Quality Bond Fund is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mark Heppenstall, CFA, President and Chief Investment Officer, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.

Greg Zappin, CFA, Managing Director, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since June 2014.

Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

In addition, effective immediately, the information in the Prospectus under the heading entitled “Portfolio Managers” in the “Fund Summary” section for the Balanced Fund and each of the Lifestyle Funds is replaced in its entirety by the following:

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Hong Mu, CFA, FSA, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since July 2023.

Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, has served as portfolio manager of the Fund since January 2025.

In addition, effective immediately, Zhiwei Ren’s biography is deleted under the heading “Management – Investment Adviser – Penn Mutual Asset Management, LLC.” in the Funds’ Prospectus and Scott Ellis’ biography is hereby replaced with the following:

Scott Ellis, CFA, Head of Fixed Income, Portfolio Manager of PMAM, is co-portfolio manager for the Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced and LifeStyle Funds. Mr. Ellis, with over 12 years of investment experience, previously served as an investment specialist for PMAM from 2016 to 2020. Prior to his tenure with PMAM, Mr. Ellis worked for eight years as an investment manager and credit analyst for Aberdeen Asset Management.

The changes described above will not result in any changes to the investment process for the Funds or to the other disclosures concerning the Funds, including fees, expenses, investment objectives, strategies, and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9117  01/25

PENN SERIES FUNDS, INC.

Supplement dated January 15, 2025

to the Statement of Additional Information (“SAI”)

dated May 1, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Limited Maturity Bond Fund, Quality Bond Fund and Balanced Fund and each of the Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund and Conservative Allocation Fund (collectively, the “LifeStyle Funds” and together with the Limited Maturity Bond Fund, Quality Bond Fund and Balanced Fund, the “Funds”)

Effective January 9, 2025, Scott Ellis replaced Zhiwei Ren as a portfolio manager of the Funds.

As a result of the foregoing, effective immediately, the sentence in the paragraph entitled “Fund Shares Owned by Portfolio Managers” under the section “General Information – Portfolio Managers – Penn Mutual Asset Management, LLC,” is hereby replaced with the following:

Messrs. Heppenstall, Mu and Zappin did not beneficially own any shares of the Funds as of December 31, 2023. Ms. Ripper did not beneficially own any shares of the Funds as of June 30, 2024. Mr. Ellis did not beneficially own any shares of the Funds as of December 31, 2024.

Additionally, in the same section of the SAI, the “Other Accounts” chart is hereby replaced in its entirety with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Ellis[1]	1	$74.0	1	$109.1	5	$28,994.8
Mark Heppenstall	1	$120.4	1	$68.6	6	$23,899.7
Hong Mu	0	$0	0	$0	5	$23,719.1
Jennifer Ripper[2]	0	$0	0	$0	5	$25,755.7
Greg Zappin	2	$165.1	1	$68.6	6	$23,899.7

[1]	The information for Mr. Ellis is provided as of December 31, 2024.
[2]	The information for Ms. Ripper is provided as of June 30, 2024.

The changes described above will not result in any changes to the investment process for the Funds or to the other disclosures concerning the Funds, including fees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9118  01/25